SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

19. SHARE BASED COMPENSATION

2011 Share Incentive Plan

On February 1, 2011, the Board of Directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan’’). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards.

The Company recognized compensation cost on the share options and restricted shares to employees under 2011 Plan on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and the options granted during 2014 vest on the first anniversary of the date of grant.

On July 27, 2015, the Board of Directors approved to grant 28,841,700 Restricted Share Units (“RSUs”) awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 50%, and 50%, respectively, on each anniversary of the grant date. The Company recognizes share-based compensation cost on the RSUs on a straight-line basis over the vesting period from the grant date.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under the 2011 Plan became vested and exercisable as of September 1, 2015. Meanwhile, the Board of Directors also approved that all vested and accelerated vested options and RSUs shall be exercised within 2 years from the acceleration date, i.e. September 1, 2017, which was subsequently extended by another 1 year approved by the Company on June 20, 2017. On August 31, 2018, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2019. On August 31, 2019, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2020. An amendment to an existing stock option to extend the exercise period is considered a modification of stock option. The incremental value of the stock option granted to the current employees is recorded as additional compensation cost and the fair value of the modified stock option granted to former employees is record as financial liability when it is material.

On July 1, 2016, under the 2011 Plan, the Board of Directors approved to grant 32,028,700 share options with exercise price of $0.20 per share to its employees and management. 40%, 30% and 30% of the shares subject to the options shall vest on the second, third and fourth anniversary of the vesting commencement date, respectively, provided that the optionee continues to be a service provider to the Company.

On July 1, 2016, the Board of Directors also approved to grant 10,430,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS. As the second condition was not met, nil RSU was vested as of December 31, 2019. The Company recognizes share-based compensation cost on the RSUs ratably over the 12 months from the grant date.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

On July 9, 2020, the Board of Directors also approved to grant 550,001 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over. The Company recognizes share-based compensation cost on the RSUs ratably over the 4 years from the grant date.

On January 3, 2021, the management approved to grant 123,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On January 25, 2021, the management also approved to grant 224,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On March 1, 2021, due to a big change in the Company’s major shareholders, the management announced that all motivated employees could accelerate the exercise of all RSUs that had been granted but had not yet reached the exercise period, with zero exercise price.

2020 Share Incentive Plan

On November 24, 2020, the Board of Directors approved the Company 2020 Share Incentive Plan (“2020 Plan”). The 2020 Plan permits the awards of options, restricted shares, restricted share units or other types of awards approved by compensation committee of the board.

The Company recognized compensation cost on the restricted shares to employees under 2020 Plan on a straight-line basis over the requisite service period.

On November 24, 2020, the Board of Directors also approved to grant 205,600 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over. The Company recognizes share-based compensation cost on the RSUs ratably over the 4 years from the grant date.

On January 3, 2021, the management also approved to grant 140,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On January 25, 2021, the management also approved to grant 100,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On March 1, 2021, due to a big change in the Company’s major shareholders, the management announced that all motivated employees could accelerate the exercise of all RSUs that had been granted but had not yet reached the exercise period, with zero exercise price.

On April 30, 2021, the management also approved to grant 20,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

2021 Share Incentive Plan

On August 24, 2021, the Board approved the Company 2021 Share Incentive Plan (“2021 Plan”). The 2021 Plan permits the awards of restricted shares, restricted share units or other types of awards approved by compensation committee of the board.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

The Company recognized compensation cost on the restricted shares to employees under 2021 Plan on a straight-line basis over the requisite service period.

On August 25, 2021, the management approved to grant 1,099,443 RSUs awards pursuant to the 2021 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. According to the decision of management, 527,777 RSUs can be exercised immediately, 50% of the rest 571,666 RSUs has a six months time-based vesting schedule, 50% of the rest 571,666 RSUs has a twelve months time-based vesting schedule.

Restricted Shares Award Granted to Employees

As of December 31, 2022, 2023 and 2024, there were no unvested restricted shares award issued under the 2011 Plan, 2020 Plan and the 2021 Plan. $558,395, nil and nil share-based compensation charged to operating expenses of continuing operations for the year ended December 31, 2022, 2023 and 2024 under the 2011 Plan, 2020 Plan and 2021 Plan.

As of December 31, 2024, no unrecognized share-based compensation related to RSUs issued to employees and unrecognized share-based compensation related to share options of continuing operations remained.